UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-6093

Name of Registrant:	VANGUARD INSTITUTIONAL INDEX FUNDS

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

Item 1:	Schedule of Investments

September 30, 2004		Market
		Value
Vanguard Institutional Index Fund	Shares	(000)
COMMON STOCKS (99.4%)

Auto & Transportation (2.6%)
United Parcel Service, Inc.	4,648,701	$352,929
FedEx Corp.	1,241,907	106,419
Ford Motor Co.	7,565,131	106,290
General Motors Corp.	2,334,906	99,187
Harley-Davidson, Inc.	1,219,944	72,513
Union Pacific Corp.	1,071,654	62,799
Burlington Northern Santa Fe Corp.	1,539,551	58,980
PACCAR, Inc.	717,514	49,595
Norfolk Southern Corp.	1,627,656	48,406
Southwest Airlines Co.	3,266,892	44,495
CSX Corp.	888,408	29,495
Genuine Parts Co.	723,678	27,775
Delphi Corp.	2,322,245	21,574
Dana Corp.	618,410	10,940
* Navistar International Corp.	289,163	10,754
* The Goodyear Tire & Rubber Co.	722,159	7,756
Cooper Tire & Rubber Co.	309,621	6,245
Visteon Corp.	533,316	4,261
* Delta Air Lines, Inc.	512,274	1,685

		1,122,098

Consumer Discretionary (13.8%)
Wal-Mart Stores, Inc.	17,540,517	933,156
Home Depot, Inc.	9,076,931	355,816
* Time Warner, Inc.	18,904,668	305,121
* eBay Inc.	2,732,973	251,270
Viacom Inc. Class B	7,136,743	239,509
The Walt Disney Co.	8,494,524	191,552
* Yahoo! Inc.	5,625,194	190,750
Lowe's Cos., Inc.	3,223,275	175,185
Gillette Co.	4,142,071	172,890
Target Corp.	3,734,720	168,996
McDonald's Corp.	5,193,835	145,583
Kimberly-Clark Corp.	2,044,466	132,052
Carnival Corp.	2,617,309	123,773
Cendant Corp.	4,364,658	94,277
Gannett Co., Inc.	1,100,215	92,154
NIKE, Inc. Class B	1,088,811	85,798
Avon Products, Inc.	1,955,027	85,396
Costco Wholesale Corp.	1,906,673	79,241
Clear Channel Communications, Inc.	2,439,347	76,034
* Starbucks Corp.	1,643,209	74,700
Best Buy Co., Inc.	1,343,606	72,877
The Gap, Inc.	3,736,502	69,873
* Kohl's Corp.	1,412,627	68,074
Waste Management, Inc.	2,397,386	65,545
The McGraw-Hill Cos., Inc.	785,499	62,596
Staples, Inc.	2,057,185	61,345
* Apollo Group, Inc. Class A	797,419	58,507
* Electronic Arts Inc.	1,255,452	57,738
Omnicom Group Inc.	774,164	56,560
Tribune Co.	1,315,837	54,147
International Game Technology	1,424,858	51,224
Marriott International, Inc. Class A	946,328	49,171
Yum! Brands, Inc.	1,201,239	48,842
* Bed Bath & Beyond, Inc.	1,242,694	46,116
TJX Cos., Inc.	2,020,707	44,536
Limited Brands, Inc.	1,953,779	43,550
* Univision Communications Inc.	1,334,451	42,182
J.C. Penney Co., Inc. (Holding Co.)	1,191,451	42,034
Starwood Hotels & Resorts Worldwide, Inc.	860,610	39,950
Eastman Kodak Co.	1,184,852	38,176
Sears, Roebuck & Co.	876,507	34,929
Federated Department Stores, Inc.	743,380	33,772
* Coach, Inc.	777,981	33,002
Mattel, Inc.	1,711,817	31,035
May Department Stores Co.	1,205,185	30,889
Hilton Hotels Corp.	1,591,274	29,980
Cintas Corp.	707,678	29,751
R.R. Donnelley & Sons Co.	905,760	28,368
* Fisher Scientific International Inc.	475,205	27,719
Dollar General Corp.	1,357,721	27,358
* AutoZone Inc.	343,700	26,551
Black & Decker Corp.	331,345	25,659
Harrah's Entertainment, Inc.	462,732	24,516
New York Times Co. Class A	607,020	23,734
Newell Rubbermaid, Inc.	1,137,603	22,798
VF Corp.	455,798	22,539
Leggett & Platt, Inc.	792,708	22,275
Nordstrom, Inc.	580,854	22,212
Knight Ridder	320,079	20,949
* Office Depot, Inc.	1,296,381	19,485
RadioShack Corp.	660,062	18,904
Family Dollar Stores, Inc.	695,699	18,853
* AutoNation, Inc.	1,102,177	18,825
Tiffany & Co.	604,104	18,570
* Interpublic Group of Cos., Inc.	1,745,714	18,487
Jones Apparel Group, Inc.	515,592	18,458
Robert Half International, Inc.	712,527	18,362
Liz Claiborne, Inc.	445,168	16,792
Whirlpool Corp.	274,391	16,488
Alberto-Culver Co. Class B	375,304	16,318
Wendy's International, Inc.	469,457	15,774
* Toys R Us, Inc.	885,928	15,716
Darden Restaurants Inc.	652,377	15,213
International Flavors & Fragrances, Inc.	389,244	14,869
The Stanley Works	339,218	14,427
Sabre Holdings Corp.	567,392	13,918
Hasbro, Inc.	731,792	13,758
Circuit City Stores, Inc.	821,550	12,603
* Monster Worldwide Inc.	490,186	12,078
* Allied Waste Industries, Inc.	1,316,745	11,653
Meredith Corp.	207,218	10,647
Reebok International Ltd.	244,465	8,977
* Convergys Corp.	590,181	7,926
Dillard's Inc.	344,448	6,799
Snap-On Inc.	239,558	6,602
Maytag Corp.	325,554	5,980
* Big Lots Inc.	474,606	5,804
Viacom Inc. Class A	36,030	1,225

		5,957,843

Consumer Staples (7.2%)
The Procter & Gamble Co.	10,510,594	568,833
The Coca-Cola Co.	10,031,355	401,756
Altria Group, Inc.	8,482,992	399,040
PepsiCo, Inc.	7,003,804	340,735
Anheuser-Busch Cos., Inc.	3,311,694	165,419
Walgreen Co.	4,235,805	151,769
Colgate-Palmolive Co.	2,195,629	99,199
Sysco Corp.	2,643,587	79,096
Sara Lee Corp.	3,279,652	74,973
Kellogg Co.	1,709,169	72,913
General Mills, Inc.	1,571,845	70,576
CVS Corp.	1,651,240	69,567
Wm. Wrigley Jr. Co.	929,174	58,826
ConAgra Foods, Inc.	2,184,651	56,167
H.J. Heinz Co.	1,444,727	52,039
Hershey Foods Corp.	1,018,097	47,555
* The Kroger Co.	3,055,719	47,425
The Clorox Co.	880,763	46,945
Campbell Soup Co.	1,697,043	44,615
Reynolds American Inc.	611,858	41,631
Coca-Cola Enterprises, Inc.	1,940,153	36,669
Albertson's, Inc.	1,520,562	36,387
* Safeway, Inc.	1,847,602	35,677
The Pepsi Bottling Group, Inc.	1,051,426	28,546
UST, Inc.	683,314	27,510
Brown-Forman Corp. Class B	502,625	23,020
McCormick & Co., Inc.	567,227	19,479
SuperValu Inc.	562,798	15,505
Adolph Coors Co. Class B	154,590	10,500
Winn-Dixie Stores, Inc.	584,435	1,806

		3,124,178

Financial Services (21.7%)
Citigroup, Inc.	21,417,611	944,945
American International Group, Inc.	10,771,890	732,381
Bank of America Corp.	16,817,435	728,699
JPMorgan Chase & Co.	14,727,016	585,104
Wells Fargo & Co.	6,981,680	416,318
American Express Co.	5,241,689	269,737
Wachovia Corp.	5,413,612	254,169
Fannie Mae	4,001,751	253,711
U.S. Bancorp	7,769,826	224,548
Morgan Stanley	4,541,340	223,888
Merrill Lynch & Co., Inc.	3,884,172	193,121
The Goldman Sachs Group, Inc.	2,009,132	187,331
Freddie Mac	2,840,354	185,305
First Data Corp.	3,545,057	154,210
Washington Mutual, Inc.	3,607,485	140,981
Allstate Corp.	2,865,048	137,494
MBNA Corp.	5,282,453	133,118
Metropolitan Life Insurance Co.	3,101,378	119,868
Fifth Third Bancorp	2,356,323	115,978
National City Corp.	2,740,039	105,820
Prudential Financial, Inc.	2,145,738	100,936
Automatic Data Processing, Inc.	2,415,070	99,791
Marsh & McLennan Cos., Inc.	2,152,437	98,496
SunTrust Banks, Inc.	1,395,802	98,278
The Bank of New York Co., Inc.	3,216,654	93,830
Countrywide Financial Corp.	2,328,064	91,702
St. Paul Travelers Cos., Inc.	2,764,931	91,409
BB&T Corp.	2,292,277	90,980
Lehman Brothers Holdings, Inc.	1,121,773	89,428
AFLAC Inc.	2,096,695	82,211
SLM Corp.	1,802,493	80,391
Progressive Corp. of Ohio	897,307	76,047
The Hartford Financial Services Group Inc.	1,212,118	75,066
Capital One Financial Corp.	998,437	73,784
Golden West Financial Corp.	631,633	70,080
Regions Financial Corp.	1,910,470	63,160
PNC Financial Services Group	1,167,343	63,153
State Street Corp.	1,390,242	59,377
Franklin Resources Corp.	1,031,033	57,490
SouthTrust Corp.	1,376,065	57,327
The Chubb Corp.	789,622	55,495
KeyCorp	1,681,908	53,148
Charles Schwab Corp.	5,649,583	51,920
Mellon Financial Corp.	1,752,999	48,541
Paychex, Inc.	1,563,112	47,128
ACE Ltd.	1,174,222	47,039
The Principal Financial Group, Inc.	1,295,746	46,608
M & T Bank Corp.	483,957	46,315
Simon Property Group, Inc. REIT	860,493	46,148
Equity Office Properties Trust REIT	1,665,743	45,391
Loews Corp.	766,864	44,862
Moody's Corp.	611,838	44,817
XL Capital Ltd. Class A	572,101	42,330
Comerica, Inc.	708,538	42,052
North Fork Bancorp, Inc.	941,623	41,855
Bear Stearns Co., Inc.	426,091	40,977
CIGNA Corp.	568,591	39,591
Aon Corp.	1,305,942	37,533
Marshall & Ilsley Corp.	921,316	37,129
Northern Trust Corp.	908,752	37,077
Equity Residential REIT	1,160,386	35,972
Ambac Financial Group, Inc.	448,338	35,845
AmSouth Bancorp	1,462,775	35,692
MBIA, Inc.	592,197	34,472
Lincoln National Corp.	727,948	34,214
H & R Block, Inc.	681,679	33,689
Synovus Financial Corp.	1,279,177	33,450
Sovereign Bancorp, Inc.	1,419,254	30,968
Cincinnati Financial Corp.	696,486	28,709
* SunGard Data Systems, Inc.	1,192,328	28,342
* Fiserv, Inc.	807,516	28,150
Jefferson-Pilot Corp.	564,117	28,014
MGIC Investment Corp.	407,226	27,101
T. Rowe Price Group Inc.	526,239	26,807
Plum Creek Timber Co. Inc. REIT	758,606	26,574
ProLogis REIT	751,894	26,497
Torchmark Corp.	453,460	24,115
SAFECO Corp.	520,502	23,761
Huntington Bancshares Inc.	949,786	23,659
Zions Bancorp	370,425	22,611
First Horizon National Corp.	510,486	22,135
UnumProvident Corp.	1,226,556	19,245
* Providian Financial Corp.	1,210,551	18,812
* E*TRADE Financial Corp.	1,543,844	17,631
Green Point Financial Corp.	330,359	15,332
Equifax, Inc.	563,126	14,844
Dow Jones & Co., Inc.	338,802	13,759
Apartment Investment & Management Co. Class A REIT	391,139	13,604
Janus Capital Group Inc.	991,096	13,489
Federated Investors, Inc.	448,631	12,759
Ryder System, Inc.	266,142	12,519
Deluxe Corp.	207,081	8,494

		9,386,883

Health Care (12.7%)
Pfizer Inc.	31,218,432	955,284
Johnson & Johnson	12,271,553	691,257
Merck & Co., Inc.	9,173,162	302,714
* Amgen, Inc.	5,234,271	296,679
Eli Lilly & Co.	4,674,298	280,692
Abbott Laboratories	6,454,513	273,413
Medtronic, Inc.	5,000,292	259,515
Wyeth	5,514,538	206,244
UnitedHealth Group Inc.	2,748,154	202,649
Bristol-Myers Squibb Co.	8,042,283	190,361
* Boston Scientific Corp.	3,481,856	138,334
Schering-Plough Corp.	6,087,447	116,027
Guidant Corp.	1,300,529	85,887
* Biogen Idec Inc.	1,399,061	85,581
Baxter International, Inc.	2,541,768	81,743
* Zimmer Holdings, Inc.	1,013,103	80,076
Stryker Corp.	1,658,958	79,763
Cardinal Health, Inc.	1,779,437	77,886
HCA Inc.	1,995,466	76,127
* Forest Laboratories, Inc.	1,530,869	68,858
* WellPoint Health Networks Inc. Class A	649,360	68,241
* Gilead Sciences, Inc.	1,780,129	66,541
Aetna Inc.	634,883	63,444
* Caremark Rx, Inc.	1,926,569	61,785
* St. Jude Medical, Inc.	731,775	55,081
Becton, Dickinson & Co.	1,035,787	53,550
* Genzyme Corp.-General Division	942,513	51,282
* Anthem, Inc.	577,132	50,355
Biomet, Inc.	1,050,122	49,230
Allergan, Inc.	544,763	39,523
Quest Diagnostics, Inc.	421,138	37,153
* Medco Health Solutions, Inc.	1,125,186	34,768
* Chiron Corp.	776,065	34,302
McKesson Corp.	1,214,048	31,140
AmerisourceBergen Corp.	465,005	24,975
C.R. Bard, Inc.	433,731	24,562
* MedImmune Inc.	1,029,931	24,409
IMS Health, Inc.	966,811	23,126
* Express Scripts Inc.	320,692	20,954
* Tenet Healthcare Corp.	1,928,967	20,814
Health Management Associates Class A	1,007,254	20,578
Mylan Laboratories, Inc.	1,112,078	20,017
* Hospira, Inc.	645,769	19,761
Bausch & Lomb, Inc.	220,081	14,624
* Watson Pharmaceuticals, Inc.	452,335	13,326
* Humana Inc.	658,887	13,165
* King Pharmaceuticals, Inc.	1,000,242	11,943
Manor Care, Inc.	361,491	10,830
* Millipore Corp.	204,932	9,806

		5,518,375

Integrated Oils (5.2%)
ExxonMobil Corp.	26,896,800	1,299,922
ChevronTexaco Corp.	8,807,034	472,409
ConocoPhillips Co.	2,847,534	235,918
Occidental Petroleum Corp.	1,619,401	90,573
Marathon Oil Corp.	1,430,701	59,059
Unocal Corp.	1,094,571	47,067
Amerada Hess Corp.	376,993	33,552

		2,238,500

Other Energy (2.1%)
Schlumberger Ltd.	2,441,319	164,325
Devon Energy Corp.	999,420	70,969
Anadarko Petroleum Corp.	1,034,485	68,648
Apache Corp.	1,347,801	67,538
Burlington Resources, Inc.	1,632,065	66,588
Halliburton Co.	1,825,403	61,498
Baker Hughes, Inc.	1,379,813	60,325
* Transocean Inc.	1,326,451	47,460
Valero Energy Corp.	528,511	42,392
Kerr-McGee Corp.	624,221	35,737
BJ Services Co.	667,859	35,002
EOG Resources, Inc.	487,333	32,091
* Nabors Industries, Inc.	615,230	29,131
Williams Cos., Inc.	2,161,035	26,149
* Noble Corp.	553,508	24,880
El Paso Corp.	2,652,580	24,377
Sunoco, Inc.	311,366	23,035
* Rowan Cos., Inc.	441,433	11,654
* Dynegy, Inc.	1,562,741	7,798
* Calpine Corp.	1,830,218	5,308

		904,905

Materials & Processing (3.6%)
E.I. du Pont de Nemours & Co.	4,125,741	176,582
Dow Chemical Co.	3,883,978	175,478
Alcoa Inc.	3,596,207	120,797
Newmont Mining Corp. (Holding Co.)	1,833,028	83,458
International Paper Co.	2,010,384	81,240
Weyerhaeuser Co.	989,963	65,813
Masco Corp.	1,791,277	61,853
Praxair, Inc.	1,343,406	57,417
Air Products & Chemicals, Inc.	939,707	51,101
Archer-Daniels-Midland Co.	2,691,177	45,696
PPG Industries, Inc.	710,053	43,512
Monsanto Co.	1,103,978	40,207
Rohm & Haas Co.	927,599	39,859
Georgia Pacific Group	1,067,400	38,373
Phelps Dodge Corp.	388,892	35,790
* American Standard Cos., Inc.	884,345	34,410
Ecolab, Inc.	1,064,614	33,471
Avery Dennison Corp.	456,690	30,041
Nucor Corp.	327,867	29,957
Freeport-McMoRan Copper & Gold, Inc. Class B	731,968	29,645
MeadWestvaco Corp.	834,551	26,622
Sherwin-Williams Co.	588,560	25,873
Vulcan Materials Co.	423,125	21,558
United States Steel Corp.	468,107	17,610
Ball Corp.	465,108	17,409
Sigma-Aldrich Corp.	285,668	16,569
Ashland, Inc.	293,904	16,482
* Sealed Air Corp.	347,727	16,117
Temple-Inland Inc.	230,753	15,495
Fluor Corp.	344,848	15,353
Eastman Chemical Co.	321,747	15,299
Engelhard Corp.	514,771	14,594
* Pactiv Corp.	621,262	14,444
Boise Cascade Corp.	364,325	12,125
Louisiana-Pacific Corp.	452,199	11,735
Bemis Co., Inc.	441,179	11,727
Worthington Industries, Inc.	361,321	7,714
Allegheny Technologies Inc.	393,842	7,188
* Hercules, Inc.	462,075	6,585
Great Lakes Chemical Corp.	209,077	5,352

		1,570,551

Producer Durables (4.1%)
United Technologies Corp.	2,115,300	197,527
The Boeing Co.	3,470,583	179,151
Illinois Tool Works, Inc.	1,249,589	116,424
* Applied Materials, Inc.	7,021,227	115,780
Caterpillar, Inc.	1,416,944	113,993
Emerson Electric Co.	1,737,050	107,506
Lockheed Martin Corp.	1,839,270	102,594
Northrop Grumman Corp.	1,482,174	79,044
Deere & Co.	1,025,886	66,221
Danaher Corp.	1,274,452	65,354
* Xerox Corp.	3,469,200	48,846
Ingersoll-Rand Co.	716,468	48,698
* Lexmark International, Inc.	535,481	44,986
* Agilent Technologies, Inc.	2,007,688	43,306
Pitney Bowes, Inc.	955,585	42,141
* KLA-Tencor Corp.	811,816	33,674
Dover Corp.	840,597	32,674
Pulte Homes, Inc.	524,646	32,198
Parker Hannifin Corp.	494,123	29,084
Rockwell Collins, Inc.	731,866	27,182
Centex Corp.	510,827	25,776
Molex, Inc.	784,722	23,400
Cooper Industries, Inc. Class A	391,463	23,096
W.W. Grainger, Inc.	376,738	21,719
* Waters Corp.	488,796	21,556
* Thermo Electron Corp.	675,048	18,240
KB HOME	191,433	16,174
* Novellus Systems, Inc.	589,706	15,680
Goodrich Corp.	491,326	15,408
American Power Conversion Corp.	829,305	14,422
Cummins Inc.	183,048	13,525
Pall Corp.	516,115	12,634
Tektronix, Inc.	379,696	12,625
* Teradyne, Inc.	803,865	10,772
* Andrew Corp.	665,972	8,151
Crane Co.	243,887	7,053
* Power-One, Inc.	345,061	2,236

		1,788,850

Technology (13.8%)
Microsoft Corp.	44,952,862	1,242,947
International Business Machines Corp.	6,925,987	593,834
Intel Corp.	26,522,602	532,043
* Cisco Systems, Inc.	27,955,134	505,988
* Dell Inc.	10,322,180	367,470
QUALCOMM Inc.	6,729,902	262,735
* Oracle Corp.	21,378,432	241,149
Hewlett-Packard Co.	12,485,676	234,106
Motorola, Inc.	9,767,806	176,211
Texas Instruments, Inc.	7,157,080	152,303
* EMC Corp.	9,941,999	114,731
General Dynamics Corp.	826,557	84,391
* Symantec Corp.	1,302,915	71,504
Raytheon Co.	1,864,969	70,832
* Corning, Inc.	5,761,894	63,842
Computer Associates International, Inc.	2,420,011	63,646
* Apple Computer, Inc.	1,603,831	62,148
Analog Devices, Inc.	1,564,299	60,664
Maxim Integrated Products, Inc.	1,342,612	56,779
* Lucent Technologies, Inc.	17,817,247	56,481
* Sun Microsystems, Inc.	13,751,388	55,556
Adobe Systems, Inc.	991,319	49,041
Linear Technology Corp.	1,271,307	46,072
Electronic Data Systems Corp.	2,118,264	41,073
Xilinx, Inc.	1,434,880	38,742
* Computer Sciences Corp.	780,605	36,766
* Broadcom Corp.	1,331,617	36,340
* Intuit, Inc.	791,878	35,951
* Network Appliance, Inc.	1,478,786	34,012
* Veritas Software Corp.	1,790,602	31,873
* Micron Technology, Inc.	2,528,056	30,413
* PeopleSoft, Inc.	1,516,809	30,109
* Altera Corp.	1,536,924	30,078
Rockwell Automation, Inc.	762,035	29,491
* Affiliated Computer Services, Inc. Class A	529,073	29,453
* Avaya Inc.	1,871,314	26,086
* National Semiconductor Corp.	1,479,960	22,925
Autodesk, Inc.	469,155	22,815
* JDS Uniphase Corp.	5,959,460	20,083
* Solectron Corp.	3,979,420	19,698
* NCR Corp.	389,364	19,309
* Jabil Circuit, Inc.	831,639	19,128
* Advanced Micro Devices, Inc.	1,466,569	19,065
Scientific-Atlanta, Inc.	632,661	16,399
* Tellabs, Inc.	1,720,677	15,813
* Siebel Systems, Inc.	2,091,825	15,772
Applera Corp.-Applied Biosystems Group	835,715	15,770
* Comverse Technology, Inc.	808,420	15,223
* Sanmina-SCI Corp.	2,156,530	15,204
* BMC Software, Inc.	921,364	14,567
* Unisys Corp.	1,385,302	14,296
* Mercury Interactive Corp.	384,994	13,429
Symbol Technologies, Inc.	988,720	12,497
* Citrix Systems, Inc.	699,243	12,251
* QLogic Corp.	381,780	11,305
* Novell, Inc.	1,595,382	10,067
* NVIDIA Corp.	689,184	10,007
PerkinElmer, Inc.	530,210	9,130
* Compuware Corp.	1,594,731	8,213
* Gateway, Inc.	1,538,271	7,614
* LSI Logic Corp.	1,592,750	6,865
* PMC Sierra Inc.	732,905	6,457
* ADC Telecommunications, Inc.	3,330,921	6,029
* Parametric Technology Corp.	1,114,835	5,886
* CIENA Corp.	2,358,243	4,669
* Applied Micro Circuits Corp.	1,284,554	4,021

		5,989,367

Utilities (7.2%)
Verizon Communications Inc.	11,446,102	450,748
SBC Communications Inc.	13,700,095	355,518
* Comcast Corp. Class A	8,299,779	234,386
BellSouth Corp.	7,569,101	205,274
* AT&T Wireless Services Inc.	11,285,255	166,796
Sprint Corp.	6,005,643	120,894
* Nextel Communications, Inc.	4,603,918	109,757
Exelon Corp.	2,729,316	100,139
Southern Co.	3,051,959	91,498
Dominion Resources, Inc.	1,365,291	89,085
Duke Energy Corp.	3,877,223	88,750
ALLTEL Corp.	1,274,368	69,976
TXU Corp.	1,227,111	58,803
Entergy Corp.	938,068	56,856
FirstEnergy Corp.	1,363,672	56,020
FPL Group, Inc.	765,878	52,325
American Electric Power Co., Inc.	1,635,777	52,279
* PG&E Corp.	1,657,438	50,386
AT&T Corp.	3,285,621	47,050
Progress Energy, Inc.	1,020,313	43,200
Consolidated Edison Inc.	998,417	41,973
Public Service Enterprise Group, Inc.	980,769	41,781
Ameren Corp.	803,200	37,068
PPL Corp.	769,927	36,325
Edison International	1,346,969	35,708
Sempra Energy	958,700	34,695
Kinder Morgan, Inc.	510,683	32,081
DTE Energy Co.	718,460	30,312
Cinergy Corp.	746,760	29,572
Constellation Energy Group, Inc.	725,545	28,906
Xcel Energy, Inc.	1,653,273	28,635
* AES Corp.	2,672,518	26,698
* Comcast Corp. Special Class A	940,053	26,246
KeySpan Corp.	662,855	25,984
* Qwest Communications International Inc.	7,499,669	24,974
NiSource, Inc.	1,090,402	22,909
CenturyTel, Inc.	558,360	19,118
Citizens Communications Co.	1,372,091	18,372
Pinnacle West Capital Corp.	377,970	15,686
CenterPoint Energy Inc.	1,272,690	13,185
TECO Energy, Inc.	823,151	11,137
* Allegheny Energy, Inc.	526,457	8,402
NICOR Inc.	181,532	6,662
Peoples Energy Corp.	155,897	6,498
* CMS Energy Corp.	666,743	6,347

		3,109,014

Other (5.4%)
General Electric Co.	43,652,767	1,465,860
3M Co.	3,236,007	258,783
Tyco International Ltd.	8,305,191	254,637
Honeywell International Inc.	3,553,838	127,441
Johnson Controls, Inc.	786,556	44,684
Fortune Brands, Inc.	595,425	44,115
Eaton Corp.	626,292	39,713
Textron, Inc.	573,046	36,830
ITT Industries, Inc.	381,459	30,513
Brunswick Corp.	395,441	18,095

		2,320,671

TOTAL COMMON STOCKS
(Cost $39,851,792)		43,031,235

TEMPORARY CASH INVESTMENTS (0.5%)

Money Market Fund (0.5%)
Vanguard Market Liquidity Fund, 1.74%**	200,743,734	200,744

	Face
	Amount
	(000)

U.S. Agency Obligation
Federal National Mortgage Assn. (1)
(2)1.48%, 10/13/2004	$17,000	16,990

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $217,734)		217,734

TOTAL INVESTMENTS (99.9%)
(Cost $40,069,526)		43,248,969

OTHER ASSETS AND LIABILITIES--NET (0.1%)		38,107

NET ASSETS (100%)		$43,287,076

*Non-income-producing security.
**Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
(1)The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S.
Treasury (beyond the issuer’s line-of-credit) would require congressional action.
(2)Security segregated as initial margin for open futures contracts.
REIT — Real Estate Investment Trust

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2004, the cost of investment securities for tax purposes was $40,069,526,000. Net unrealized appreciation of investment securities for tax purposes was $3,179,443,000, consisting of unrealized gains of $8,211,458,000 on securities that had risen in value since their purchase and $5,032,015,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 0.0%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At September 30, 2004, the aggregate settlement value of open futures contracts expiring in December 2004, and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
S&P 500 Index	766	$213,503	($504)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 15, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 15, 2004

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	November 15, 2004

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.